SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Selling Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪			₪ 14,316	₪ 12,969	₪ 12,532
Transportation and maintenance | ₪			11,619	9,555	10,601
Vehicles | ₪			3,564	3,833	3,989
Advertising and promotion | ₪			5,472	6,694	4,238
Depreciation and amortization | ₪			784	821	963
Others | ₪			6,335	5,533	4,971
Selling expenses | ₪			₪ 42,090	₪ 39,405	₪ 37,294
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $		$ 4,129
Transportation and maintenance | $		3,351
Vehicles | $		1,028
Advertising and promotion | $		1,578
Depreciation and amortization | $		226
Others | $		1,828
Selling expenses | $	[1]	$ 12,140

[1]	Convenience Translation into US Dollars.